Putnam California Tax Exempt Income Fund
The fund's portfolio
12/31/19 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.xx% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.7%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$1,500,000	$1,826,265
4.00%, 10/1/38	A+/F	4,270,000	4,694,225
4.00%, 10/1/36	A+/F	2,455,000	2,719,035
4.00%, 10/1/34	A+/F	2,110,000	2,351,743

			11,591,268
California (99.1%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.)
6.125%, 7/1/41	A-/F	2,045,000	2,171,647
Ser. A, 5.00%, 7/1/42	A-/F	700,000	743,057
ABAG Fin. Auth. for Nonprofit Corps. Special Tax Bonds, (Windemere Ranch Infrastructure Fin. Program), Ser. A, AGM
5.00%, 9/2/34	AA	415,000	509,172
5.00%, 9/2/33	AA	740,000	911,088
5.00%, 9/2/32	AA	350,000	432,481
ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds, (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA-	1,000,000	1,109,440
5.00%, 4/1/32	AA-	3,000,000	3,353,640
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	531,153
Albany, Unified School Dist. G.O. Bonds, (Election 2016), Ser. B
5.00%, 8/1/43	Aa3	2,000,000	2,356,860
4.00%, 8/1/46	Aa3	1,750,000	1,908,183
Anaheim, Pub. Fin. Auth. Rev. Bonds
Ser. A, 5.00%, 5/1/39	AA-	1,000,000	1,142,210
Ser. C, AGM, zero %, 9/1/31	AA	5,000,000	3,784,650
Bay Area Toll Auth. Rev. Bonds, (San Francisco Bay Area Sub. Toll Bridge), Ser. S-7, 4.00%, 4/1/38	AA-	9,850,000	11,123,507
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 1.24%, 4/1/53	VMIG 1	10,000,000	10,000,000
Bay Area Toll Auth. of CA Rev. Bonds
Ser. S-6, 5.00%, 10/1/54 (Prerefunded 10/1/24)	AA-	8,650,000	10,284,591
Ser. F-1, 5.00%, 4/1/54 (Prerefunded 4/1/24)	AA	14,330,000	16,758,075
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	4,575,000	4,896,531
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	3,000,000	3,436,440
CA Muni. Fin. Auth. Rev. Bonds
(Channing House), Ser. B, 5.00%, 5/15/47	AA-	6,530,000	7,653,029
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	300,000	347,343
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/42	A3	3,400,000	3,950,086
(Channing House), Ser. B, 5.00%, 5/15/37	AA-	250,000	297,203
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/37	A3	1,000,000	1,173,350
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/36	A3	1,800,000	2,122,218
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/32	A-/F	425,000	558,514
(Channing House), Ser. B, 5.00%, 5/15/32	AA-	150,000	179,718
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/31	A-/F	750,000	973,673
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/30	A-/F	250,000	320,183
CA School Fac. Fin. Auth. Rev. Bonds
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/54	BBB	2,150,000	2,530,765
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/49	BBB	1,000,000	1,186,350
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/39	BBB	1,000,000	1,208,990
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,633,820
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB-	4,220,000	4,768,600
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,733,233
(Granada Hills Charter High School), 5.00%, 7/1/49	BBB-	1,900,000	2,155,588
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB-	5,250,000	6,110,475
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB-	1,500,000	1,667,865
(Granada Hills Charter High School), 5.00%, 7/1/43	BBB-	1,750,000	1,992,690
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB-	1,000,000	1,182,570
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,407,763
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	2,082,046
CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,060,000	1,167,887
CA State G.O. Bonds
AGM, 5.25%, 8/1/32	Aa2	30,000,000	41,007,000
Ser. B1, 1.37%, 5/1/34	VMIG 1	9,395,000	9,395,000
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Summit Pub. Schools)
5.00%, 6/1/53	Baa3	2,350,000	2,677,567
5.00%, 6/1/47	Baa3	1,000,000	1,145,360
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BBB-	500,000	588,140
5.00%, 5/1/37	BBB-	1,000,000	1,180,040
5.00%, 5/1/34	BBB-	800,000	950,624
5.00%, 5/1/33	BBB-	600,000	714,540
5.00%, 5/1/31	BBB-	825,000	988,804
CA State Dept. of Veterans Affairs Home Purchase Rev. Bonds, Ser. A, 4.00%, 12/1/49	AA	4,375,000	4,794,563
CA State Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5.50%, 11/1/39	A2	1,085,000	1,088,667
(U. of the Pacific), 5.25%, 11/1/29	A2	1,265,000	1,269,023
(Pepperdine U.), 5.00%, 10/1/49	Aa3	2,000,000	2,335,300
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	490,833
(Pepperdine U.), 5.00%, 9/1/45	Aa3	1,000,000	1,161,580
(Santa Clara U.), 5.00%, 4/1/45	Aa3	2,500,000	2,856,825
(Pepperdine U.), 5.00%, 12/1/44	Aa3	2,000,000	2,289,080
(Pepperdine U.), 5.00%, 10/1/41	Aa3	1,500,000	1,767,615
(Occidental College), 5.00%, 10/1/38	Aa3	595,000	695,400
(U. of Redlands), Ser. A, 5.00%, 10/1/37	A3	425,000	499,044
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	590,625
(U. of Redlands), Ser. A, 5.00%, 10/1/35	A3	1,000,000	1,146,510
(Chapman U.), Ser. B, 4.00%, 4/1/47	A2	4,940,000	5,345,574
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	297,195
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(City of Hope Oblig. Group), 5.00%, 11/15/49	A1	5,000,000	5,911,900
(Sutter Hlth.), Ser. A, 5.00%, 11/15/46	Aa3	11,685,000	13,568,388
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	6,155,000	7,202,519
(Children's Hosp. Los Angeles), Ser. A, 5.00%, 8/15/42	BBB+	4,000,000	4,714,880
(Sutter Hlth.), Ser. A, 5.00%, 11/15/41	Aa3	5,500,000	6,427,080
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	2,197,174
(City of Hope Oblig. Group), 4.00%, 11/15/45	A1	11,000,000	12,369,280
(Sutter Hlth. Oblig. Group), Ser. B, 4.00%, 11/15/38	Aa3	3,000,000	3,348,330
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	Aa3	1,000,000	1,113,790
CA State Infrastructure & Econ. Dev. Bank
Mandatory Put Bonds (8/1/26), (Colburn School (The)), 1.75%, 8/1/55	A+	4,600,000	4,613,386
Mandatory Put Bonds (8/1/21), (CA Academy of Sciences), Ser. D, 1.626%, 8/1/47	A2	7,300,000	7,294,671
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Equitable School Revolving Fund), Ser. B, 5.00%, 11/1/39	A	600,000	733,374
(J. David Gladstone Inst.), Ser. A, 5.00%, 10/1/31 (Prerefunded 10/1/21)	BBB+	4,000,000	4,277,400
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	BBB	600,000	702,972
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	BBB+	1,000,000	1,127,880
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	BBB	685,000	805,676
CA State Muni. Fin. Auth. Rev. Bonds
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/49	AA-	2,650,000	3,237,956
(UCR North Dist. Phase 1 Student Hsg.), 5.00%, 5/15/49	AA	3,000,000	3,578,490
(LAX Integrated Express Solutions, LLC), Ser. A, 5.00%, 12/31/47	BBB/F	5,000,000	5,811,550
(HumanGood CA Oblig. Group), Ser. A, 5.00%, 10/1/44	A-/F	5,000,000	5,825,300
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	1,250,000	1,476,713
(Master's U. (The)), 5.00%, 8/1/39	BB+	3,390,000	3,889,856
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/39	AA-	1,995,000	2,488,304
(LINXS APM), Ser. A, 5.00%, 12/31/37	BBB/F	5,000,000	5,925,850
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/35	BBB/F	1,000,000	1,194,720
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/34	BBB/F	1,200,000	1,438,812
(Master's U. (The)), 5.00%, 8/1/34	BB+	1,385,000	1,610,326
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/33	BBB/F	1,000,000	1,203,660
(West Village Student Hsg.), BAM, 4.00%, 5/15/48	AA	5,000,000	5,471,800
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/44	A-/F	2,500,000	2,708,775
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/39	A-/F	2,150,000	2,355,841
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/38	A-/F	3,790,000	4,163,884
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/37	A-/F	2,820,000	3,107,443
(United Airlines, Inc.), 4.00%, 7/15/29	BB	5,000,000	5,687,550
CA State Muni. Fin. Auth. Charter School Lease 144A Rev. Bonds, (Bella Mente Montessori Academy), Ser. A
5.00%, 6/1/48	Ba1	2,300,000	2,640,561
5.00%, 6/1/38	Ba1	1,680,000	1,960,711
5.00%, 6/1/28	Ba1	430,000	494,156
CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.10%, 6/1/40	A	4,500,000	4,575,645
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	15,361,073
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	2,250,000	2,536,223
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/24), (Waste Management, Inc.), Ser. A
2.50%, 11/1/38	A-	2,500,000	2,585,300
2.50%, 7/1/31	A-	1,125,000	1,164,004
CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	4,000,000	4,098,120
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	4,390,000	5,195,389
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	BBB+	2,000,000	2,327,880
5.00%, 1/1/43	BBB+	7,195,000	8,430,525
CA State Tobacco Securitization Agcy. Rev. Bonds, (Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,308,150
CA State U. Rev. Bonds
(Systemwide), Ser. A, 5.00%, 11/1/41	Aa2	16,610,000	19,672,552
Ser. A, 5.00%, 11/1/37	Aa2	10,290,000	12,190,872
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.375%, 11/1/49	BB/P	1,000,000	1,102,650
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	1,300,000	1,429,272
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/47	A-	2,000,000	2,326,160
(American Baptist Homes of the West), 5.00%, 10/1/45	A-/F	2,550,000	2,859,902
AGM, 5.00%, 11/15/44	AA	5,195,000	5,908,481
(American Baptist Homes of the West), 5.00%, 10/1/43	A-/F	1,190,000	1,264,232
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/42	A-/F	3,250,000	3,493,783
(Culinary Institute of America (The)), Ser. B, 5.00%, 7/1/41	Baa2	380,000	435,104
(Enloe Med. Ctr.), 5.00%, 8/15/38	AA-	2,750,000	3,236,255
(Enloe Med. Ctr.), 5.00%, 8/15/35	AA-	1,580,000	1,876,471
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/32	A-/F	600,000	649,038
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	375,422
(Terraces at San Joaquin Gardens), Ser. A, 5.00%, 10/1/22	A-/F	1,690,000	1,866,706
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA-	2,000,000	2,255,500
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	1,625,000	1,728,708
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	A-	2,500,000	2,594,725
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA-	1,000,000	1,134,570
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/39	AA-	875,000	1,005,034
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/38	AA-	800,000	921,224
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA-	620,000	718,413
(Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	4,600,000	4,682,340
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	125,000	124,113
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB/P	1,440,000	1,664,352
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,776,686
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB/P	475,000	558,339
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB/P	375,000	447,281
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	851,717
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	750,000	776,963
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5.625%, 5/1/29	Baa1	910,000	916,698
Campbell, Union High School Dist. G.O. Bonds, (Election 2016), Ser. B, 4.00%, 8/1/37	AAA	2,410,000	2,710,913
Carson, Pub. Fin. Auth. Reassessment Rev. Bonds, 5.00%, 9/2/28	BB/P	1,650,000	2,046,363
Centinela Valley, Union High School Dist. G.O. Bonds, Ser. C, AGM, 4.00%, 8/1/34	AA	5,000,000	5,635,900
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	620,822
zero %, 8/1/39	AA	1,075,000	542,778
zero %, 8/1/38	AA	1,000,000	528,040
zero %, 8/1/36	AA	545,000	313,920
zero %, 8/1/34	AA	715,000	449,649
zero %, 8/1/33	AA	250,000	164,283
Chula Vista, Indl. Dev. Rev. Bonds, (San Diego Gas)
Ser. C, 5.875%, 2/15/34	A2	2,600,000	2,610,166
Ser. D, 5.875%, 1/1/34	A2	5,000,000	5,019,550
Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	AA-	740,000	840,181
5.50%, 9/1/29	AA-	2,165,000	2,464,160
Commerce, Redev. Agcy. Tax Alloc. Bonds, (Redev. Area 1), U.S. Govt. Coll., zero %, 8/1/21 (Escrowed to maturity)	AAA/P	5,130,000	4,848,671
Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5.00%, 9/1/35	AA-	585,000	653,825
Ser. A, 5.00%, 9/1/32	AA-	1,125,000	1,259,359
(Sr. Lien), Ser. A, 5.00%, 9/1/28	AA-	275,000	308,355
Coronado, Cmnty. Dev. Successor Agcy. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/33	AA	13,695,000	16,163,524
Desert Cmnty. College Dist. G.O. Bonds, 5.00%, 8/1/36	Aa2	1,000,000	1,192,420
Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 7/1/45	AA+	2,740,000	3,244,598
El Dorado, Irrigation Dist. Rev. Bonds, Ser. C, 4.00%, 3/1/34	Aa3	1,500,000	1,678,860
Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 9/1/34	AA	500,000	576,185
Fairfield Cmnty., Fac. Dist. Special Tax Bonds, (Impt. Area B), Ser. A
5.00%, 9/1/49	BB/P	1,600,000	1,908,048
5.00%, 9/1/44	BB/P	1,000,000	1,197,230
5.00%, 9/1/39	BB/P	500,000	608,120
Fairfield-Suisun, Unified School Dist. G.O. Bonds, (Election 2016)
4.00%, 8/1/34	Aa2	3,290,000	3,732,341
4.00%, 8/1/33	Aa2	3,015,000	3,428,929
Federal Home Loan Mortgage Corp. Rev. Bonds, Ser. M-054, Class A, 2.35%, 12/15/35	AA+	1,000,000	1,011,680
Folsom Cordova, Unified School Dist. G.O. Bonds, (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa3	1,505,000	1,367,202
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53 (Prerefunded 1/15/24)	A-	8,000,000	9,612,480
Franklin-McKinley, School Dist. G.O. Bonds, (Election 2016), Ser. B, 5.00%, 8/1/44	Aa3	2,825,000	3,303,809
Fullerton, Cmnty. Fac. Dist. No. 1 Special Tax Bonds, (Amerige Heights), 5.00%, 9/1/32	A+	1,000,000	1,091,060
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.00%, 6/1/47	BB/P	7,500,000	7,757,550
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/47	BB/P	3,500,000	3,620,190
Ser. A, 5.00%, 6/1/45	Aa3	16,575,000	19,036,056
Ser. A, 5.00%, 6/1/40	Aa3	23,940,000	27,666,979
Ser. A, 5.00%, 6/1/35	Aa3	1,065,000	1,243,963
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/35	BB+	2,500,000	2,945,525
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/34	BBB-	2,500,000	2,955,450
Ser. A, 5.00%, 6/1/33	Aa3	4,355,000	5,111,202
Ser. A-1, 5.00%, 6/1/31	BBB	5,000,000	5,989,600
Ser. A-1, 5.00%, 6/1/27	BBB	2,000,000	2,405,220
Ser. A-1, 5.00%, 6/1/26	BBB	1,100,000	1,300,926
Ser. A, AMBAC, zero %, 6/1/24	Aa3	12,000,000	11,298,720
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds, (Election 2012), Ser. B, 4.00%, 8/1/47	Aa2	3,500,000	3,899,070
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,830,465
zero %, 8/1/36	Aa2	4,750,000	2,620,765
zero %, 8/1/35	Aa2	1,000,000	580,030
Hayward, Unified School Dist. G.O. Bonds, 5.00%, 8/1/38	A+	1,995,000	2,270,490
Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.25%, 1/15/35	BBB+	2,986,367	3,504,949
Inglewood, Redev. Agcy. Successor Tax Allocation Bonds, (Merged Redev.), Ser. A, BAM
5.00%, 5/1/38	AA	250,000	297,283
5.00%, 5/1/34	AA	500,000	603,160
Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5.25%, 9/1/37	A-	4,925,000	5,615,584
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,110,910
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,663,575
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Ltd. Oblig. Assmt. Dist. No. 13-1), 5.00%, 9/2/29	A+	705,000	790,524
(Dist No. 12-1), 5.00%, 9/2/23	A+	1,000,000	1,103,470
Irvine, Unified School Dist. Special Tax Bonds
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/47	BB+/P	200,000	232,840
(Cmnty. Fac. Dist. No. 09-1), Ser. C, 5.00%, 9/1/47	BB+/P	1,000,000	1,164,200
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/42	BB+/P	400,000	468,360
(Cmnty. Fac. Dist. No. 09-1), Ser. B, 5.00%, 9/1/42	BB+/P	1,000,000	1,170,900
BAM, 5.00%, 9/1/38	AA	2,500,000	2,853,675
(Cmnty. Fac. Dist. No. 09-1), Ser. A, BAM, 4.00%, 9/1/49	AA	2,000,000	2,240,000
(Cmnty. Fac. Dist. No. 09-1), Ser. A, BAM, 4.00%, 9/1/44	AA	1,000,000	1,123,630
Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 9/1/33	A+	600,000	692,262
5.00%, 9/1/32	A+	2,475,000	2,860,407
Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5.00%, 6/1/40	A3	1,500,000	1,681,890
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	BBB-/F	635,000	678,745
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,232,495
5.00%, 9/1/31	BB+/P	1,045,000	1,171,947
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,131,110
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A2	5,000,000	6,400,550
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	1,047,000
zero %, 8/1/33	Aa2	625,000	450,925
Long Beach, Harbor Rev. Bonds
(Green Bond), Ser. B, 5.00%, 5/15/43	AA	2,000,000	2,364,380
Ser. A, 5.00%, 5/15/40	AA	5,000,000	5,946,250
Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	529,310
Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	AA+	1,000,000	1,152,650
Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	AA+	3,000,000	3,503,970
Los Angeles, Cmnty. College Dist. G.O. Bonds, Ser. G, 4.00%, 8/1/34	Aaa	2,610,000	2,875,515
Los Angeles, Cmnty. Fac. Dist. No. 4 Special Tax Bonds, (Playa Vista Phase 1)
5.00%, 9/1/31	A+	1,500,000	1,723,605
5.00%, 9/1/30	A+	1,500,000	1,727,295
Los Angeles, Dept. of Arpt. Rev. Bonds, Ser. A, 4.00%, 5/15/34	Aa3	1,155,000	1,281,172
Los Angeles CA Dept of Airport, (LAX) Rev. Bonds, Ser. F, 5.00%, 5/15/44(T)	Aa3	10,000,000	11,862,385
Los Angeles CA Dept of Airport, (LAX) Rev. Bonds, Ser. F, 4.00%, 5/15/49(T)	Aa3	8,000,000	9,202,672
Los Angeles, Harbor Dept. Rev. Bonds, (Green Bond), Ser. C, 4.00%, 8/1/39	Aa2	2,200,000	2,437,688
Los Angeles, Muni. Impt. Corp. Lease Rev. Bonds, (Real Property), Ser. B, 4.00%, 11/1/33	AA-	3,480,000	3,939,534
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	9,392,040
Ser. A, 6.125%, 11/1/29	BBB+	1,035,000	1,320,215
Ser. B, 6.125%, 11/1/29	BBB+	2,590,000	3,305,306
Merced, City School Dist. G.O. Bonds, (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	4,066,090
Merced, Union High School Dist. G.O. Bonds, AGM
zero %, 8/1/44	AA	8,655,000	2,817,116
zero %, 8/1/39	AA	5,005,000	2,142,540
Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/40	A+	2,790,000	3,280,845
Mountain View, Shoreline Regl. Pk. Cmnty. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 8/1/43	AA	5,615,000	6,905,327
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA	2,000,000	1,517,360
Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/1/26	A	1,000,000	1,089,570
Napa Valley, Cmnty. College Dist. G.O. Bonds
stepped-coupon zero % (4.00%, 2/1/21), 8/1/34(STP)	Aa2	1,500,000	1,589,115
stepped-coupon zero % (4.00%, 2/1/21), 8/1/33(STP)	Aa2	2,500,000	2,656,400
Norco, Special Tax Bonds, (Norco Ridge Ranch), BAM
5.00%, 9/1/33	AA	660,000	802,520
5.00%, 9/1/30	AA	2,190,000	2,704,913
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.25%, 9/1/33	BBB+	1,500,000	1,679,610
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (7/1/24), Ser. A, 4.00%, 7/1/49	A3	10,000,000	10,940,800
Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
Ser. A, 5.00%, 8/1/40	A1	4,000,000	4,630,360
Ser. C, 5.00%, 8/1/38	A1	3,235,000	3,878,894
Ser. C, 5.00%, 8/1/37	A1	8,520,000	10,244,618
Ser. A, 5.00%, 8/1/35	A1	1,000,000	1,169,680
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds, (Ladera Ranch - No. 04-1), Ser. A
5.00%, 8/15/33	A+	1,750,000	1,876,613
5.00%, 8/15/32	A+	1,000,000	1,073,120
Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds, NATL, 5.25%, 9/1/30	AA-	1,295,000	1,601,552
Poway, Unified School Dist. G.O. Bonds, (Election of 2008), zero %, 8/1/29	Aa3	11,350,000	9,369,312
Pub. Fin. Auth. Rev. Bonds, (Sharp Healthcare), Ser. A, 4.00%, 8/1/47	AA	10,000,000	10,972,900
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/32	BBB-/P	1,250,000	1,339,950
(Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	470,484
Redding, Elec. Syst. Rev. Bonds, NATL, 6.368%, 7/1/22 (Escrowed to maturity)	A	1,395,000	1,489,539
Redwood City, Redev. Agcy., Tax Alloc. Bonds, (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A	3,230,000	3,116,143
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,345,520
Ripon, Redev. Agcy. Tax Alloc. Bonds, (Cmnty. Redev.), NATL, 4.75%, 11/1/36	Baa2	1,350,000	1,351,971
Riverside Cnty., Pub. Fin. Auth. Tax Allocation Bonds, Ser. A, BAM, 4.00%, 10/1/40	AA	1,250,000	1,375,175
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B
BAM, stepped-coupon zero % (5.00%, 10/1/21), 10/1/41(STP)	A	1,990,000	2,132,026
stepped-coupon zero % (5.00%, 10/1/21) 10/1/37(STP)	A	1,010,000	1,093,184
stepped-coupon zero % (5.00%, 10/1/21) 10/1/32(STP)	AA	290,000	318,121
BAM, stepped-coupon zero % (5.00%, 10/1/21), 10/1/29(STP)	AA	775,000	861,064
stepped-coupon zero % (5.00%, 10/1/21), 10/1/28(STP)	AA	235,000	262,260
BAM, stepped-coupon zero % (5.00%, 10/1/21), 10/1/26(STP)	AA	500,000	562,765
BAM, stepped-coupon zero % (5.00%, 10/1/21), 10/1/24(STP)	AA	445,000	476,644
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	A-	750,000	836,678
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	BB+/P	500,000	564,740
5.00%, 9/1/39	BB+/P	500,000	565,945
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,500,000	3,992,695
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,220,030
Romoland, School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 91-1), 5.00%, 9/1/41	BB/P	1,000,000	1,169,480
Roseville, Special Tax
5.00%, 9/1/49	BB/P	1,000,000	1,156,400
5.00%, 9/1/45	BB/P	400,000	463,628
5.00%, 9/1/39	BB/P	465,000	543,641
Roseville, Special Tax Bonds, (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5.00%, 9/1/37	BBB-/P	1,250,000	1,420,325
5.00%, 9/1/33	BBB-/P	1,000,000	1,145,950
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL
zero %, 12/1/23	A	10,000,000	9,371,200
zero %, 12/1/22	A	7,500,000	7,163,775
Sacramento, Regl. Trans. Dist. Rev. Bonds, (Farebox), 5.00%, 3/1/42	A3	1,805,000	1,847,165
San Bernardino Cnty., FRB, Ser. C, 1.939%, 8/1/23	AA+	10,000,000	9,878,100
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,802,525
San Diego Assn. of Govt. Capital Grant Receipts Rev. Bonds, (Mid Coast Corridor Transit), Ser. B, 1.80%, 11/15/27	A-	3,000,000	3,020,220
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	975,000	1,043,426
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/44	A	1,000,000	1,109,590
San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A, 5.00%, 7/1/42	A	3,000,000	3,588,180
San Diego, Cmnty College Dist. G.O. Bonds, 4.00%, 8/1/41	Aaa	2,345,000	2,608,977
San Diego, Pub. Fac. Fin. Auth. Wtr. Rev. Bonds, Ser. B, FCS, FHL Banks Coll., FNMA Coll., U.S. Govt. Coll., 5.00%, 8/1/41	Aa3	3,475,000	4,129,829
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	BBB	905,000	968,341
San Diego, Unified School Dist. G.O. Bonds, Ser. K-2
zero %, 7/1/35	Aa2	1,025,000	635,818
zero %, 7/1/33	Aa2	1,645,000	1,116,017
zero %, 7/1/32	Aa2	1,955,000	1,388,715
San Francisco, City & Cnty. G.O. Bonds, Ser. A
4.00%, 6/15/36	Aaa	5,155,000	5,604,722
4.00%, 6/15/33	Aaa	3,550,000	3,915,331
San Francisco, City & Cnty. Rev. Bonds, (Pub. Util. Comm.), 4.00%, 11/1/39	Aa2	5,000,000	5,613,550
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/47	A1	3,000,000	3,581,820
Ser. F, 5.00%, 5/1/40	A1	4,740,000	4,798,966
Ser. F, 5.00%, 5/1/40 (Prerefunded 5/1/20)	AA+/P	10,000	10,133
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/39	A1	1,510,000	1,833,427
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/38	A1	1,500,000	1,824,645
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/35	A1	1,475,000	1,812,244
Ser. E, 4.00%, 5/1/50	A1	10,000,000	11,043,300
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN Rev. Bonds, Ser. B, 0.95%, 5/1/58	VMIG 1	7,255,000	7,255,000
San Francisco, City & Cnty. Pub. Util. Comm. Waste Wtr. Mandatory Put Bonds (10/1/23), (Green Bonds), Ser. C, 2.125%, 10/1/48	AA	3,000,000	3,089,100
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,227,575
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	1,750,000	1,973,388
San Jacinto, Unified School Dist. Fin. Auth. Special Tax
5.00%, 9/1/49	BB/P	2,650,000	3,089,503
5.00%, 9/1/44	BB/P	1,800,000	2,108,088
5.00%, 9/1/36	BB/P	600,000	712,074
San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5.00%, 1/15/34	A-	7,125,000	8,190,473
Santa Ana, Gas Tax Rev. Bonds
5.00%, 1/1/37	AA-	500,000	621,325
4.00%, 1/1/40	AA-	1,670,000	1,886,532
4.00%, 1/1/39	AA-	1,710,000	1,935,361
4.00%, 1/1/38	AA-	1,500,000	1,702,215
Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds, (Impt. Area No. 1), Ser. A
5.25%, 9/1/27	A	3,245,000	3,450,019
5.10%, 9/1/30	A	475,000	503,894
Santee, CDC Successor Agcy. Tax Allocation Bonds, Ser. A, BAM
5.00%, 8/1/32	AA	2,000,000	2,404,620
5.00%, 8/1/31	AA	2,410,000	2,908,051
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,672,995
South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 8/15/32	AA	1,000,000	1,072,950
5.00%, 8/15/30	AA	1,130,000	1,216,140
South Western Cmnty. College Dist. G.O. Bonds, (Election 2008), Ser. D
5.00%, 8/1/44	Aa2	4,000,000	4,596,960
zero %, 8/1/37	Aa2	3,100,000	1,499,470
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A3	2,850,000	3,316,973
Ser. A, 5.00%, 7/1/40	Aa3	6,860,000	6,982,657
Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds
(Delta Wtr. Supply), Ser. A, 6.25%, 10/1/40 (Prerefunded 10/1/23)	A	1,250,000	1,491,075
(Delta Wtr. Supply), Ser. A, 6.25%, 10/1/38 (Prerefunded 10/1/23)	A	2,235,000	2,666,042
(Delta Wtr. Supply), Ser. A, 6.125%, 10/1/35 (Prerefunded 10/1/23)	A	750,000	891,210
(Green Bond), Ser. A, BAM, 5.00%, 10/1/35	AA	1,975,000	2,484,827
(Green Bond), Ser. A, BAM, 5.00%, 10/1/34	AA	2,250,000	2,838,938
Stockton, Unified School Dist. COP
5.00%, 2/1/36	A	1,000,000	1,207,840
5.00%, 2/1/35	A	2,410,000	2,918,872
5.00%, 2/1/34	A	2,295,000	2,782,481
5.00%, 2/1/31	A	1,325,000	1,625,682
Stockton, Unified School Dist. G.O. Bonds, (Election 2012), Ser. A
5.00%, 8/1/42	AA	3,000,000	3,382,620
AGM, 5.00%, 8/1/38	AA	1,000,000	1,134,800
Stockton, Waste Wtr. Pub. Fin. Auth. Rev. Bonds, 1.40%, 6/1/22	A	10,000,000	9,992,500
Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	1,195,000	1,198,967
Sweetwater, G.O. Bonds, (Union High School Dist.), 5.00%, 8/1/35	A3	2,330,000	2,713,658
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, Class 1, 5.00%, 6/1/48	BBB+	2,000,000	2,367,060
Ser. B-1, Class 2, 5.00%, 6/1/48	BBB-	14,250,000	16,584,270
Ser. A, Class 1, 5.00%, 6/1/38	A-	725,000	884,652
Ser. A, Class 1, 5.00%, 6/1/37	A-	1,000,000	1,224,150
Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGC
6.375%, 10/1/38	AA	2,200,000	2,209,020
6.25%, 10/1/33	AA	3,000,000	3,012,030
Turlock, Irrigation Dist. Rev. Bonds
5.00%, 1/1/39(WIS)	AA-	2,425,000	2,972,347
5.00%, 1/1/38(WIS)	AA-	2,325,000	2,857,332
5.00%, 1/1/37(WIS)	AA-	4,550,000	5,624,164
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A-	2,100,000	2,441,481
Twin Rivers, Unified School Dist. G.O. Bonds, Ser. A, BAM, 5.00%, 8/1/40	AA	2,000,000	2,243,840
U. of CA Regents Med. Ctr. Rev. Bonds, Ser. L, 5.00%, 5/15/47	Aa3	10,000,000	11,588,500
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	2,350,000	2,488,345
Los Angeles CA Dept of Airport, (LAX) Rev Bonds Ser F

			1,137,994,117
Guam (0.6%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	980,000	1,148,511
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	2,450,000	2,505,860
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,761,225
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	1,000,000	1,089,560

			6,505,156

Total municipal bonds and notes (cost $1,088,655,602)			$1,156,090,541

SHORT-TERM INVESTMENTS (0.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 1.72%(AFF)	Shares	855,660	$855,660
U.S. Treasury Bills 1.565%, 6/11/20(SEGSF)		$625,000	620,706
U.S. Treasury Bills 1.913%, 3/12/20(SEGSF)		496,000	494,551
U.S. Treasury Bills 1.572%, 5/7/20(SEG)(SEGSF)		475,000	472,467

Total short-term investments (cost $2,442,968)			$2,443,384
TOTAL INVESTMENTS

Total investments (cost $1,091,098,570)			$1,158,533,925

FUTURES CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	37	$6,721,281	$6,721,281	Mar-20	$157,073

Unrealized appreciation					157,073

Unrealized (depreciation)					—

Total					$157,073

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Swap counterparty/ notional amount	Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citibank, N.A.
	$4,575,000	$299,644		$—	1/2/50	1.46% — Quarterly	SIFMA Municipal Swap index — Quarterly	$299,644
	24,840,000	272,246	(E)	—	10/18/31	1.404% — Quarterly	SIFMA Municipal Swap index — Quarterly	272,246
	46,000,000	276,138	(E)	—	10/18/26	SIFMA Municipal Swap index — Quarterly	1.182% — Quarterly	(276,138)
	88,000,000	624,536	(E)	—	10/20/26	SIFMA Municipal Swap index — Quarterly	1.159% — Quarterly	(624,536)
	25,900,000	728,412	(E)	—	10/21/41	1.559% — Quarterly	SIFMA Municipal Swap index — Quarterly	728,412

Upfront premium received				—		Unrealized appreciation		1,300,302

	Upfront premium (paid)			—		Unrealized (depreciation)		(900,674)

	Total			$—			Total	$399,628
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$3,675,000	$6,145	$—	1/23/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$6,145
1,840,000	2,810	—	1/24/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	2,810
10,900,000	52,974	—	1/22/20	—	1.54% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	52,974
2,000,000	7,880	—	1/30/20	—	1.55% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	7,880
5,575,000	66,560	—	1/7/20	—	2.05% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(66,560)
5,625,000	92,559	—	2/10/20	—	2.24% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	92,559
2,760,000	262,548	—	6/2/20	—	2.7% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(262,548)
5,520,000	534,778	—	6/4/20	—	2.71% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(534,777)
Goldman Sachs International
3,675,000	12,050	—	1/15/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	12,050
10,000,000	60,360	—	1/16/20	—	1.55% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	60,360
Morgan Stanley & Co. International PLC
1,840,000	3,684	—	1/21/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	3,684
1,840,000	3,684	—	1/21/20	—	1.52% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	3,684
3,500,000	318,224	—	6/4/20	—	2.68% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(318,224)

Upfront premium received		—	Unrealized appreciation			242,146

Upfront premium (paid)		—	Unrealized (depreciation)			(1,182,109)

Total		$—			Total	$(939,963)

Key to holding's abbreviations
ABAG	Association Of Bay Area Governments
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Indemnity Corporation
BAM	Build America Mutual
COP	Certificates of Participation
FCS	Farm Credit System
FGIC	Financial Guaranty Insurance Company
FHL Banks Coll.	Federal Home Loan Banks System Collateralized
FNMA Coll.	Federal National Mortgage Association Collateralized
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
NATL	National Public Finance Guarantee Corporation
U.S. Govt. Coll.	U.S. Government Collateralized
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.61% as of the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through December 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,147,879,986.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/19
	Short-term investments
	Putnam Short Term Investment Fund*	—	45,219,614	44,363,954	14,484	855,660

	Total Short-term investments	$—	$45,219,614	$44,363,954	$14,484	$855,660
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $184,977.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $888,808.
(WIS)	When-issued security.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $28,720,291 to cover certain derivative contracts, tender option bonds, and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.61%, 1.76% and 1.91%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	14.5%
	Local debt	12.9
	State debt	12.6
	Land	11.4
	Education	11.1
	Transportation	10.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, and for yield curve positioning.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $612,745 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $888,808 and may include amounts related to unsettled agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.
	At the close of the reporting period, the fund’s investments with a value of $21,065,056 were held by the TOB trust and served as collateral for $13,501,186 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $7,401 for these investments based on an average interest rate of 1.43%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,156,090,541	$—
Short-term investments	855,660	1,587,724	—

Totals by level	$855,660	$1,157,678,265	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	157,073	—	—
Interest rate swap contracts	—	399,628	—
Total return swap contracts	—	(939,963)	—

Totals by level	$157,073	$(540,335)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	40
OTC interest rate swap contracts (notional)	$157,100,000
OTC total return swap contracts (notional)	$59,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com